Schedule of Investments PIMCO Income Opportunity Fund	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 182.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 20.2%
Advanz Pharma Corp. 6.500% (LIBOR03M + 5.500%) due 09/06/2024 ~		$3,116	$3,035
Al Convoy (Luxembourg) SARL 4.650% (LIBOR03M + 3.500%) due 01/17/2027 ~		200	198
Ancestry.com Operations, Inc. 4.750% (LIBOR03M + 3.750%) due 10/19/2023 ~		198	199
Boels Topholding BV 4.000% (EUR003M + 4.000%) due 01/14/2027 ~	EUR	1,000	1,145
Caesars Resort Collection LLC
2.897% (LIBOR03M + 2.750%) due 12/23/2024 ~		$2,985	2,805
4.647% - 4.772% (LIBOR03M + 4.500%) due 07/21/2025 ~		1,000	971
CenturyLink, Inc. 2.397% (LIBOR03M + 2.250%) due 03/15/2027 ~		496	478
Clay Holdco BV 4.000% (EUR003M + 4.000%) due 10/30/2025 ~	EUR	639	734
Delta Air Lines, Inc. 5.750% (LIBOR03M + 4.750%) due 04/29/2023 ~		$299	299
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		2,891	2,600
Emerald TopCo, Inc. 3.761% (LIBOR03M + 3.500%) due 07/24/2026 ~		21	20
Encina Private Credit LLC TBD% - 4.627% (LIBOR03M + 3.627%) due 11/30/2025 «~µ		10,400	10,400
Envision Healthcare Corp. 3.897% (LIBOR03M + 3.750%) due 10/10/2025 ~		11,263	8,124
EyeCare Partners LLC
3.750% due 02/18/2027 µ		9	8
3.897% (LIBOR03M + 3.750%) due 02/18/2027 ~		37	35
Forbes Energy Services LLC TBD% due 04/13/2021 «		491	439
Froneri International PLC 2.397% (LIBOR03M + 2.250%) due 01/31/2027 ~		98	95
Frontier Communications Corp. 6.000% (PRIME + 2.750%) due 06/15/2024 ~		6,155	6,078
Ingersoll Rand Co. Ltd. 1.897% (LIBOR03M + 1.750%) due 03/01/2027 ~		35	34
Innophos, Inc. 3.897% (LIBOR03M + 3.750%) due 02/07/2027 «~		17	17
Intelsat Jackson Holdings S.A.
3.600% - 6.500% (LIBOR03M + 5.500%) due 07/13/2022 ~µ		716	731
8.000% (PRIME + 4.750%) due 11/27/2023 ~		870	877
8.750% (PRIME + 5.500%) due 01/02/2024 ~		34	34
IRB Holding Corp. 3.750% (LIBOR03M + 2.750%) due 02/05/2025 ~		549	525
Jefferies Finance LLC 3.397% - 3.438% (LIBOR03M + 3.250%) due 06/03/2026 ~		17	16
McDermott Technology Americas, Inc.
3.147% (LIBOR03M + 3.000%) due 06/30/2024 «~		57	50
4.147% (LIBOR03M + 4.000%) due 06/30/2025 ~		409	333
MH Sub LLC 3.647% (LIBOR03M + 3.500%) due 09/13/2024 ~		68	66
Milano Acquisition Corp. TBD% due 08/13/2027		1,600	1,587
Nascar Holdings, Inc. 2.895% (LIBOR03M + 2.750%) due 10/19/2026 ~		46	45
NCI Building Systems, Inc. 3.901% (LIBOR03M + 3.750%) due 04/12/2025 ~		248	245
Neiman Marcus Group Ltd. LLC 13.000% (LIBOR03M + 12.000%) due 09/25/2025 ~		3,840	3,958
Ortho-Clinical Diagnostics S.A. 3.406% (LIBOR03M + 3.250%) due 06/30/2025 ~		6,777	6,509
Otterham Property Finance Designated Activity Co. 3.000% (EUR003M + 3.000%) due 09/03/2026 «~(m)	EUR	8,844	10,084
PetSmart, Inc. 4.500% (LIBOR03M + 3.500%) due 03/11/2022 ~		$3,653	3,649
PUG LLC 3.647% (LIBOR03M + 3.500%) due 02/12/2027 ~		24	21
Refinitiv U.S. Holdings, Inc. 3.397% (LIBOR03M + 3.250%) due 10/01/2025 ~		657	652
Sequa Mezzanine Holdings LLC 7.750% (LIBOR03M + 6.750%) due 11/28/2023 ~		1,150	1,097
Sequa Mezzanine Holdings LLC (5.000% Cash and 6.750% PIK) 11.750% (LIBOR03M + 4.000%) due 04/28/2024 «~ (d)		4,695	3,756

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2020 (Unaudited)

Sierra Hamilton LLC 15.000% due 09/12/2023 «		12	12
Sotera Health Holdings LLC 5.500% (LIBOR03M + 4.500%) due 12/11/2026 ~		85	84
Starfruit Finco BV 3.151% (LIBOR03M + 3.000%) due 10/01/2025 ~		181	176
Summer (BC) Holdco B SARL 5.001% (LIBOR03M + 4.750%) due 12/04/2026 ~		2,184	2,107
Syniverse Holdings, Inc. 6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~		4,428	3,450
U.S. Renal Care, Inc. 5.147% (LIBOR03M + 5.000%) due 06/26/2026 ~		300	293
Univision Communications, Inc. 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~		6,900	6,661
Valaris PLC TBD% due 08/17/2021 «		15	14
Westmoreland Mining Holdings LLC 9.250% (LIBOR03M + 8.250%) due 03/15/2022 «~		1	1
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (d)		7	4
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		1,908	1,852
Zayo Group Holdings, Inc. 3.147% (LIBOR03M + 3.000%) due 03/09/2027 ~		199	194
Total Loan Participations and Assignments (Cost $89,223)			86,797
CORPORATE BONDS & NOTES 67.2%
BANKING & FINANCE 18.2%
Ally Financial, Inc. 8.000% due 11/01/2031 (o)		591	793
Ambac Assurance Corp. 5.100% due 06/07/2021		1	1
Ambac LSNI LLC 6.000% due 02/12/2023 •(o)		509	510
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	500	146
Banco Mercantil del Norte S.A. 8.375% due 10/14/2030 •(k)(l)(o)		$1,000	1,047
Bank of Nova Scotia 4.900% due 06/04/2025 •(k)(l)(o)		2,718	2,820
Barclays Bank PLC 7.625% due 11/21/2022 (l)(o)		400	440
Barclays PLC
3.250% due 01/17/2033	GBP	100	138
6.375% due 12/15/2025 •(k)(l)		200	256
7.125% due 06/15/2025 •(k)(l)(o)		200	270
7.250% due 03/15/2023 •(k)(l)(o)		2,055	2,711
7.875% due 09/15/2022 •(k)(l)(o)		1,970	2,600
BGC Partners, Inc. 3.750% due 10/01/2024 (o)		$1,000	1,005
Brookfield Finance, Inc. 4.700% due 09/20/2047 (o)		34	40
CBL & Associates LP
4.600% due 10/15/2024 ^(e)(o)		968	367
5.250% due 12/01/2023 ^(e)		82	32
5.950% due 12/15/2026 ^(e)		409	155
Credit Agricole S.A. 7.875% due 01/23/2024 •(k)(l)(o)		300	332
Credit Suisse Group AG 7.500% due 07/17/2023 •(k)(l)(o)		200	212
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025 (o)		144	130
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024 (o)		139	124
Emerald Bay S.A. 0.000% due 10/08/2020 (h)	EUR	18	21
Equitable Holdings, Inc. 5.000% due 04/20/2048		$6	7
ESH Hospitality, Inc. 4.625% due 10/01/2027		42	41
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030 (o)		1,600	1,738
Ford Motor Credit Co. LLC
0.223% due 12/01/2024 •(o)	EUR	100	103
3.096% due 05/04/2023 (o)		$1,000	979
3.219% due 01/09/2022 (o)		1,000	1,002
3.813% due 10/12/2021		1,000	1,004
5.085% due 01/07/2021 (o)		1,000	1,004
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025 (o)		252	249
6.750% due 03/15/2022 (o)		320	316
GE Capital Funding LLC 4.400% due 05/15/2030 (o)		1,000	1,077

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2020 (Unaudited)

HSBC Holdings PLC
5.875% due 09/28/2026 •(k)(l)(o)	GBP	200	261
6.000% due 09/29/2023 •(k)(l)(o)	EUR	1,000	1,239
Hudson Pacific Properties LP 3.250% due 01/15/2030 (o)		$1,000	1,036
Hunt Cos., Inc. 6.250% due 02/15/2026		16	15
ING Groep NV 5.750% due 11/16/2026 •(k)(l)(o)		300	312
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		42	42
Ladder Capital Finance Holdings LLP 4.250% due 02/01/2027		22	19
Lloyds Banking Group PLC
5.125% due 12/27/2024 •(k)(l)(o)	GBP	200	249
7.500% due 06/27/2024 •(k)(l)(o)		$200	210
7.500% due 09/27/2025 •(k)(l)(o)		1,740	1,854
7.625% due 06/27/2023 •(k)(l)(o)	GBP	700	942
7.875% due 06/27/2029 •(k)(l)(o)		3,284	4,889
Natwest Group PLC 8.000% due 08/10/2025 •(k)(l)(o)		$1,900	2,113
Navient Corp.
5.625% due 08/01/2033		55	46
6.150% due 03/10/2021 (o)		200	200
7.250% due 01/25/2022 (o)		100	103
Newmark Group, Inc. 6.125% due 11/15/2023 (o)		66	69
OneMain Finance Corp. 6.875% due 03/15/2025		59	66
Pinnacol Assurance 8.625% due 06/25/2034 «(m)		2,900	3,200
PRA Group, Inc. 7.375% due 09/01/2025 (o)		3,000	3,136
Sabra Health Care LP 4.800% due 06/01/2024 (o)		112	118
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(k)(l)(o)	GBP	3,117	4,242
7.375% due 06/24/2022 •(k)(l)(o)		3,240	4,366
Sberbank of Russia Via SB Capital S.A. 6.125% due 02/07/2022 (o)		$4,000	4,220
Societe Generale S.A.
6.750% due 04/06/2028 •(k)(l)(o)		200	209
7.375% due 10/04/2023 •(k)(l)(o)		400	412
Tesco Property Finance PLC 6.052% due 10/13/2039 (o)	GBP	1,523	2,611
Toll Road Investors Partnership LP 0.000% due 02/15/2045 (h)		$807	262
TP ICAP PLC 5.250% due 01/26/2024 (o)	GBP	1,000	1,390
UniCredit SpA 7.830% due 12/04/2023 (o)		$2,100	2,462
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	943	1,265
7.395% due 03/28/2024		800	1,081
Uniti Group LP 7.875% due 02/15/2025 (o)		$8,004	8,494
Uniti Group, Inc. 6.000% due 04/15/2023 (o)		1,415	1,426
VEREIT Operating Partnership LP 4.625% due 11/01/2025 (o)		100	111
Voyager Aviation Holdings LLC 8.500% due 08/15/2021 (o)		7,720	3,860
			78,200
INDUSTRIALS 40.4%
AA Bond Co. Ltd. 2.875% due 07/31/2043 (o)	GBP	2,200	2,831
Aker BP ASA 3.750% due 01/15/2030 (o)		$150	146
Albertsons Cos., Inc.
3.500% due 03/15/2029 (o)		1,700	1,653
4.625% due 01/15/2027		5	5
4.875% due 02/15/2030		9	9
Altice Financing S.A. 7.500% due 05/15/2026 (o)		2,290	2,427
Altice France S.A.
2.125% due 02/15/2025 (o)	EUR	200	222
7.375% due 05/01/2026 (o)		$738	774
Anglo American Capital PLC 2.625% due 09/10/2030 (o)		3,000	2,982
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030 (c)		200	204
Arconic Corp. 6.000% due 05/15/2025 (o)		200	214

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2020 (Unaudited)

Associated Materials LLC 9.000% due 09/01/2025 (o)	2,343	2,454
Avon International Capital PLC 6.500% due 08/15/2022	22	22
B.C. Unlimited Liability Co. 4.375% due 01/15/2028	19	19
Ball Corp. 2.875% due 08/15/2030 (o)	4,000	3,960
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (h)(o)	149	111
Black Knight InfoServ LLC 3.625% due 09/01/2028 (o)	1,000	1,013
Boeing Co.
5.040% due 05/01/2027 (o)	254	279
5.150% due 05/01/2030 (o)	703	790
5.705% due 05/01/2040 (o)	867	1,016
5.805% due 05/01/2050 (o)	1,125	1,362
5.930% due 05/01/2060 (o)	1,249	1,550
Bombardier, Inc.
5.750% due 03/15/2022 (o)	710	689
6.000% due 10/15/2022 (o)	485	450
6.125% due 01/15/2023 (o)	1,941	1,661
7.500% due 12/01/2024 (o)	1,046	805
7.500% due 03/15/2025 (o)	1,311	987
7.875% due 04/15/2027 (o)	157	119
8.750% due 12/01/2021	38	39
Broadcom, Inc.
4.150% due 11/15/2030 (o)	640	720
4.300% due 11/15/2032 (o)	1,784	2,039
5.000% due 04/15/2030 (o)	100	118
Caesars Entertainment, Inc. 6.250% due 07/01/2025 (o)	2,262	2,361
Camelot Finance S.A. 4.500% due 11/01/2026	5	5
CCO Holdings LLC
4.250% due 02/01/2031 (o)	1,743	1,809
4.500% due 08/15/2030 (o)	106	111
4.750% due 03/01/2030 (o)	124	131
Charter Communications Operating LLC 4.800% due 03/01/2050 (o)	149	171
Citrix Systems, Inc. 3.300% due 03/01/2030 (o)	87	93
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024 (o)	114	111
Community Health Systems, Inc.
6.250% due 03/31/2023 (o)	8,580	8,398
8.000% due 03/15/2026 (o)	639	628
8.625% due 01/15/2024 (o)	1,220	1,216
Connect Finco SARL 6.750% due 10/01/2026	40	40
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025 (o)	66	64
7.707% due 10/02/2022 (o)	72	71
Corning, Inc. 5.450% due 11/15/2079	50	64
Corp. GEO S.A.B. de C.V. 8.875% due 03/27/2022 ^«(e)	200	0
CVS Pass-Through Trust 7.507% due 01/10/2032 (o)	2,077	2,594
DaVita, Inc. 3.750% due 02/15/2031 (o)	2,200	2,125
Dell International LLC 6.200% due 07/15/2030 (o)	100	120
Delta Air Lines Pass-Through Trust 6.821% due 02/10/2024	367	367
Delta Air Lines, Inc.
7.000% due 05/01/2025 (o)	2,500	2,748
7.375% due 01/15/2026 (o)	920	966
Diamond Resorts International, Inc.
7.750% due 09/01/2023 (o)	438	422
10.750% due 09/01/2024 (o)	996	890
DriveTime Automotive Group, Inc. 8.000% due 06/01/2021 (o)	832	836
Energizer Holdings, Inc. 4.750% due 06/15/2028 (o)	1,338	1,386
Energy Transfer Operating LP
3.750% due 05/15/2030 (o)	52	50
5.000% due 05/15/2050 (o)	52	48
Envision Healthcare Corp. 8.750% due 10/15/2026 (o)	1,344	623
Exela Intermediate LLC 10.000% due 07/15/2023	74	23
Expedia Group, Inc.
6.250% due 05/01/2025 (o)	1,500	1,655
7.000% due 05/01/2025 (o)	600	649

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2020 (Unaudited)

Ferroglobe PLC 9.375% due 03/01/2022		200	133
First Quantum Minerals Ltd.
6.500% due 03/01/2024 (o)		924	888
6.875% due 03/01/2026 (o)		618	597
6.875% due 10/15/2027 (c)		1,200	1,157
Flex Ltd. 4.875% due 06/15/2029		15	17
Fresh Market, Inc. 9.750% due 05/01/2023 (o)		3,490	3,137
Fresnillo PLC 4.250% due 10/02/2050 (c)		1,000	992
Frontier Finance PLC 8.000% due 03/23/2022	GBP	2,175	2,902
Full House Resorts, Inc.
8.575% due 01/31/2024		$193	185
9.738% due 02/02/2024		17	16
Gap, Inc.
8.375% due 05/15/2023 (o)		400	443
8.625% due 05/15/2025 (o)		2,000	2,194
8.875% due 05/15/2027 (o)		1,000	1,139
General Electric Co.
4.350% due 05/01/2050 (o)		1,500	1,531
5.875% due 01/14/2038		10	12
6.150% due 08/07/2037 (o)		109	131
6.875% due 01/10/2039 (o)		28	36
General Motors Co. 6.800% due 10/01/2027 (m)(o)		200	244
iHeartCommunications, Inc.
6.375% due 05/01/2026 (o)		778	812
8.375% due 05/01/2027 (o)		238	235
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (d)(o)	EUR	121	143
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (d)(o)		$271	287
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (d)(o)		256	274
Innophos Holdings, Inc. 9.375% due 02/15/2028 (o)		87	93
Intelligent Packaging Ltd. Finco, Inc. 6.000% due 09/15/2028 (o)		1,000	1,016
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(e)		125	42
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(e)(o)		3,103	1,955
8.000% due 02/15/2024 (o)		85	86
8.500% due 10/15/2024 ^(e)(o)		7,884	5,104
9.750% due 07/15/2025 ^(e)(o)		2,947	1,935
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 ^(e)(o)		3,549	169
8.125% due 06/01/2023 ^(e)(o)		966	48
Kraft Heinz Foods Co.
3.875% due 05/15/2027 (o)		458	489
4.250% due 03/01/2031 (o)		458	503
5.200% due 07/15/2045 (o)		100	109
5.500% due 06/01/2050 (o)		458	526
Mallinckrodt International Finance S.A. 5.500% due 04/15/2025		400	101
Marriott Ownership Resorts, Inc. 6.125% due 09/15/2025 (o)		200	210
Melco Resorts Finance Ltd.
5.375% due 12/04/2029 (o)		1,000	996
5.625% due 07/17/2027 (o)		200	208
5.750% due 07/21/2028 (o)		2,300	2,346
MGM China Holdings Ltd.
5.250% due 06/18/2025 (o)		1,000	1,018
5.875% due 05/15/2026 (o)		800	826
NCL Corp. Ltd.
3.625% due 12/15/2024		50	35
10.250% due 02/01/2026 (o)		2,557	2,672
12.250% due 05/15/2024 (o)		861	965
Netflix, Inc.
3.625% due 06/15/2030 (o)	EUR	119	152
3.875% due 11/15/2029 (o)		432	560
4.625% due 05/15/2029 (o)		200	272
4.875% due 06/15/2030 (o)		$100	114
5.375% due 11/15/2029		40	47
Nissan Motor Co. Ltd.
2.652% due 03/17/2026	EUR	700	829
3.201% due 09/17/2028		1,000	1,183
4.810% due 09/17/2030 (o)		$1,800	1,808
Noble Holding International Ltd. 7.875% due 02/01/2026 ^(e)		210	51
Occidental Petroleum Corp. 1.730% (US0003M + 1.450%) due 08/15/2022 ~(o)		2,100	1,870

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2020 (Unaudited)

Odebrecht Oil & Gas Finance Ltd. 0.000% due 10/30/2020 (h)(k)		1,150	4
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028 (o)		852	888
7.375% due 06/01/2025 (o)		348	354
Pacific Drilling SA 8.375% due 10/01/2023		273	45
Pan American Energy LLC 29.668% (BADLARPP + 0.000%) due 11/20/2020 ~	ARS	26,030	173
Par Pharmaceutical, Inc. 7.500% due 04/01/2027 (o)		$70	73
Petroleos Mexicanos
2.750% due 04/21/2027 (o)	EUR	1,400	1,315
5.350% due 02/12/2028 (o)		$452	387
5.950% due 01/28/2031 (o)		2,862	2,384
6.490% due 01/23/2027		50	47
6.500% due 03/13/2027 (o)		833	778
6.500% due 01/23/2029 (o)		962	862
6.750% due 09/21/2047		30	23
6.840% due 01/23/2030 (o)		1,545	1,377
6.950% due 01/28/2060 (o)		220	169
7.690% due 01/23/2050 (o)		80	66
Platin 1426 GmbH
6.875% due 06/15/2023 (o)	EUR	300	354
6.875% due 06/15/2023		250	295
Qorvo, Inc. 4.375% due 10/15/2029 (o)		$1,200	1,277
Reynolds Group Issuer, Inc. 4.000% due 10/15/2027 (c)		900	907
Royal Caribbean Cruises Ltd.
9.125% due 06/15/2023 (o)		300	318
10.875% due 06/01/2023 (o)		1,400	1,567
11.500% due 06/01/2025 (o)		2,000	2,326
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031	GBP	100	175
Sabine Pass Liquefaction LLC 4.500% due 05/15/2030 (o)		$327	369
Sands China Ltd.
4.375% due 06/18/2030 (o)		400	424
5.125% due 08/08/2025 (o)		200	219
5.400% due 08/08/2028 (o)		1,758	1,962
Seagate HDD Cayman 4.125% due 01/15/2031 (o)		200	216
Six Flags Theme Parks, Inc. 7.000% due 07/01/2025 (o)		100	107
Southwest Airlines Co.
5.125% due 06/15/2027 (o)		800	873
5.250% due 05/04/2025 (o)		300	331
Standard Industries, Inc.
3.375% due 01/15/2031 (o)		4,700	4,648
4.375% due 07/15/2030 (o)		1,000	1,027
Staples, Inc. 7.500% due 04/15/2026		9	8
TEGNA, Inc. 4.625% due 03/15/2028 (o)		121	119
Tenet Healthcare Corp. 6.125% due 10/01/2028 (o)		3,000	2,927
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022 (o)		288	281
3.650% due 11/10/2021 (o)		100	100
Teva Pharmaceutical Finance Netherlands BV
2.800% due 07/21/2023 (o)		1,500	1,437
6.000% due 01/31/2025	EUR	100	121
Times Square Hotel Trust 8.528% due 08/01/2026		$3,229	3,525
Topaz Solar Farms LLC
4.875% due 09/30/2039 (o)		1,476	1,639
5.750% due 09/30/2039 (o)		8,437	9,873
TransDigm, Inc. 5.500% due 11/15/2027		24	23
Transocean Guardian Ltd. 5.875% due 01/15/2024		28	18
Transocean Pontus Ltd. 6.125% due 08/01/2025		75	67
Transocean, Inc.
7.250% due 11/01/2025		160	46
7.500% due 01/15/2026		34	8
8.000% due 02/01/2027		54	15
Triumph Group, Inc.
5.250% due 06/01/2022		22	18
6.250% due 09/15/2024		32	27
U.S. Renal Care, Inc. 10.625% due 07/15/2027		46	49
Unigel Luxembourg S.A. 8.750% due 10/01/2026 (o)		400	389

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2020 (Unaudited)

United Airlines Pass-Through Trust 3.500% due 09/01/2031 (o)		908	864
United Group BV
3.125% due 02/15/2026 (o)	EUR	100	111
3.625% due 02/15/2028 (o)		100	111
4.875% due 07/01/2024 (o)		100	119
Univision Communications, Inc.
5.125% due 02/15/2025 (o)		$750	712
9.500% due 05/01/2025 (o)		300	323
Valaris PLC
5.750% due 10/01/2044 ^(e)		88	5
7.750% due 02/01/2026 ^(e)		10	1
Vale Overseas Ltd.
3.750% due 07/08/2030 (o)		300	309
6.875% due 11/21/2036 (o)		335	436
6.875% due 11/10/2039 (o)		159	210
ViaSat, Inc.
5.625% due 09/15/2025		50	49
5.625% due 04/15/2027		10	10
Viking Cruises Ltd. 13.000% due 05/15/2025 (o)		3,700	4,292
Western Midstream Operating LP
2.116% (US0003M + 1.850%) due 01/13/2023 ~		35	33
6.250% due 02/01/2050		17	16
Windstream Escrow LLC 7.750% due 08/15/2028 (o)		5,724	5,638
Wyndham Destinations, Inc.
3.900% due 03/01/2023		48	47
4.625% due 03/01/2030		17	16
5.650% due 04/01/2024		2	2
6.000% due 04/01/2027 (o)		510	525
6.625% due 07/31/2026 (o)		1,000	1,049
Wynn Macau Ltd.
5.125% due 12/15/2029 (o)		1,200	1,154
5.500% due 01/15/2026 (o)		1,000	987
5.500% due 10/01/2027 (o)		400	389
5.625% due 08/26/2028		1,000	973
YPF S.A. 35.642% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	5,140	33
Zayo Group Holdings, Inc. 6.125% due 03/01/2028		$50	52
			173,784
UTILITIES 8.6%
AT&T, Inc.
3.500% due 06/01/2041 (o)		511	540
3.650% due 06/01/2051 (o)		611	620
3.850% due 06/01/2060 (o)		484	494
CenturyLink, Inc. 4.000% due 02/15/2027		52	53
Edison International 5.750% due 06/15/2027 (o)		44	49
Frontier Communications Corp. 8.000% due 04/01/2027 (o)		78	78
Gazprom Neft OAO Via GPN Capital S.A. 4.375% due 09/19/2022 (o)		200	209
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021 (o)		381	387
6.510% due 03/07/2022 (o)		3,400	3,620
8.625% due 04/28/2034 (o)		1,081	1,629
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^(o)		308	285
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(d)(o)		2,336	590
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		21	19
Pacific Gas & Electric Co.
2.950% due 03/01/2026 (o)		793	809
3.150% due 01/01/2026 (o)		150	154
3.250% due 06/15/2023 (o)		621	643
3.300% due 03/15/2027 (o)		1,326	1,354
3.400% due 08/15/2024 (o)		279	292
3.450% due 07/01/2025 (o)		1,263	1,323
3.500% due 06/15/2025 (o)		327	344
3.750% due 07/01/2028 (o)		1,263	1,315
3.750% due 08/15/2042		16	15
3.850% due 11/15/2023		17	18
4.000% due 12/01/2046		8	7
4.300% due 03/15/2045		18	18
4.500% due 07/01/2040 (o)		1,098	1,120
4.500% due 12/15/2041 (o)		17	17
4.550% due 07/01/2030 (o)		2,390	2,596
4.600% due 06/15/2043 (o)		1,026	1,033
4.650% due 08/01/2028 (o)		631	686
4.750% due 02/15/2044 (o)		513	526

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2020 (Unaudited)

4.950% due 07/01/2050 (o)		2,390	2,565
Petrobras Global Finance BV
5.093% due 01/15/2030 (o)		1,480	1,557
6.250% due 12/14/2026 (o)	GBP	2,484	3,556
6.625% due 01/16/2034 (o)		200	284
Rio Oil Finance Trust
9.250% due 07/06/2024 (o)		$1,390	1,519
9.750% due 01/06/2027 (o)		506	573
Southern California Edison Co.
3.650% due 03/01/2028		4	4
3.650% due 02/01/2050		17	18
4.650% due 10/01/2043 (o)		200	231
4.875% due 03/01/2049		11	13
5.750% due 04/01/2035		8	11
6.000% due 01/15/2034		2	3
6.650% due 04/01/2029 (o)		48	60
Sprint Communications, Inc. 6.000% due 11/15/2022 (o)		562	606
Sprint Corp.
7.125% due 06/15/2024 (o)		959	1,105
7.875% due 09/15/2023 (o)		3,461	3,972
Talen Energy Supply LLC 6.625% due 01/15/2028		16	15
Transocean Poseidon Ltd. 6.875% due 02/01/2027		80	64
			36,999
Total Corporate Bonds & Notes (Cost $289,380)			288,983
CONVERTIBLE BONDS & NOTES 0.0%
UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024 ^(e)		18	2
Total Convertible Bonds & Notes (Cost $13)			2
MUNICIPAL BONDS & NOTES 1.0%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		36	39
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029		70	76
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		25	27
7.350% due 07/01/2035		15	17
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033		65	66
			225
IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023		115	116
WEST VIRGINIA 0.9%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (h)		28,100	1,538
7.467% due 06/01/2047		2,290	2,452
			3,990
Total Municipal Bonds & Notes (Cost $4,632)			4,331
U.S. GOVERNMENT AGENCIES 4.8%
Fannie Mae
4.500% due 04/25/2042 (a)(o)		1,656	203
5.000% due 06/25/2050 (a)(o)		2,763	405
5.898% due 07/25/2029 •(o)		720	742
Freddie Mac
0.000% due 02/25/2046 (b)(h)		4,160	3,937
0.100% due 02/25/2046 (a)		42,909	8
0.700% due 11/25/2055 ~(a)(o)		22,926	1,678
1.210% due 10/25/2020 ~(a)		71	0
3.500% due 07/25/2050 (a)		3,645	679
5.298% due 10/25/2029 •(o)		750	768
5.948% due 06/25/2050 •(a)		2,266	444
5.998% due 05/25/2050 •(a)		787	153
6.148% due 05/15/2037 •(a)(o)		1,534	313
Uniform Mortgage-Backed Security 4.000% due 10/01/2040		11	12
Uniform Mortgage-Backed Security, TBA
2.000% due 12/01/2050		9,800	10,089

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2020 (Unaudited)

2.500% due 12/01/2050	1,000	1,045
Total U.S. Government Agencies (Cost $20,420)		20,476
NON-AGENCY MORTGAGE-BACKED SECURITIES 34.9%
American Home Mortgage Investment Trust 0.418% due 03/25/2037 •	3,489	1,790
Anthracite Ltd. 5.678% due 06/20/2041	2,229	235
Banc of America Alternative Loan Trust 16.614% due 09/25/2035 ^•	759	820
Banc of America Funding Trust
3.056% due 12/20/2036 ~	52	53
3.100% due 12/20/2034 ~	616	416
3.513% due 03/20/2036 ^~	477	453
3.863% due 10/20/2046 ^~	410	344
Banc of America Mortgage Trust 4.122% due 10/20/2046 ^~	43	29
Bancorp Commercial Mortgage Trust 3.902% due 08/15/2032 •(o)	3,800	3,602
Bayview Commercial Asset Trust 0.368% due 03/25/2037 •	97	93
BCAP LLC Trust 3.240% due 05/26/2037 ~(o)	2,483	2,400
Bear Stearns Adjustable Rate Mortgage Trust
2.621% due 09/25/2034 ~	59	56
2.743% due 09/25/2034 ~	19	16
3.281% due 08/25/2047 ^~	209	181
3.373% due 10/25/2036 ^~	289	284
3.594% due 06/25/2047 ^~	164	159
4.315% due 03/25/2035 ~	2	2
Bear Stearns ALT-A Trust
0.468% due 06/25/2046 ^•(o)	1,979	1,732
0.848% due 01/25/2035 •	26	26
1.273% due 01/25/2035 •	997	976
2.750% due 09/25/2034 ~	253	249
3.060% due 04/25/2035 ~	200	187
3.380% due 11/25/2035 ~	43	35
3.411% due 08/25/2036 ^~	367	369
3.463% due 05/25/2036 ^~	523	486
3.535% due 08/25/2036 ^~	378	251
3.567% due 05/25/2035 ~	286	283
3.622% due 11/25/2036 ^~	2,191	1,586
3.912% due 07/25/2035 ^~	275	226
BRAD Resecuritization Trust
2.142% due 03/12/2021 «	1,554	23
6.550% due 03/12/2021 «	379	366
BX Trust 3.302% due 07/15/2034 •(o)	4,924	4,849
CBA Commercial Small Balance Commercial Mortgage 6.040% due 01/25/2039 ^þ	733	559
CD Commercial Mortgage Trust 5.398% due 12/11/2049 ~	50	49
CD Mortgage Trust 5.688% due 10/15/2048	3,459	1,997
Chase Mortgage Finance Trust
5.500% due 11/25/2021 ^	633	397
6.000% due 03/25/2037 ^	657	487
Churchill Capital Corp. 6.000% due 09/30/2027 «(m)	3,100	2,955
Citigroup Commercial Mortgage Trust 5.773% due 12/10/2049 ~	1,610	975
Citigroup Global Markets Mortgage Securities, Inc. 6.500% due 02/25/2029	177	181
Citigroup Mortgage Loan Trust 3.735% due 03/25/2037 ^~	694	606
Citigroup Mortgage Loan Trust, Inc. 5.500% due 11/25/2035 ^	391	381
Commercial Mortgage Lease-Backed Certificates 6.250% due 06/20/2031 ~	6,007	6,096
Commercial Mortgage Loan Trust 6.258% due 12/10/2049 ~	2,039	927
Commercial Mortgage Trust 6.050% due 07/10/2046 ~(o)	2,170	2,160
Countrywide Alternative Loan Trust
0.398% due 06/25/2037 ^•	740	570
0.488% due 09/25/2035 •	3,143	2,190
0.488% due 10/25/2046 ^•	112	82
0.498% due 05/25/2036 ^•(o)	1,418	390
0.498% due 08/25/2036 ^•	1,085	513
1.869% due 11/25/2046 •	3,838	3,334
5.500% due 10/25/2035 ^	197	185
5.500% due 12/25/2035 ^	1,084	844
5.750% due 05/25/2036 ^	199	136
6.000% due 11/25/2035 ^	339	96
6.000% due 04/25/2036 ^	237	168

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2020 (Unaudited)

6.000% due 04/25/2037 ^		516	330
6.500% due 09/25/2032 ^		263	261
6.500% due 07/25/2035 ^		153	125
6.500% due 06/25/2036 ^		386	299
6.500% due 11/25/2036		9,376	4,771
Countrywide Home Loan Mortgage Pass-Through Trust
2.018% due 03/25/2046 ^•		1,767	1,130
3.020% due 08/25/2034 ^~		18	17
3.026% due 03/25/2037 ^~		818	706
3.166% due 08/20/2035 ^~		51	49
3.196% due 06/20/2035 ~		81	77
3.345% due 09/25/2047 ^~		561	507
3.348% due 11/25/2035 ^~		1,256	1,173
5.500% due 08/25/2035 ^		54	46
Credit Suisse First Boston Mortgage Securities Corp. 7.500% due 05/25/2032		1,008	1,066
Credit Suisse Mortgage Capital Certificates 0.676% due 11/30/2037 ~(o)		9,592	8,746
Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.748% due 07/25/2036 ^•		473	93
5.896% due 04/25/2036 þ		347	243
6.500% due 05/25/2036 ^		352	188
Credit Suisse Mortgage Capital Trust
4.000% due 08/26/2058		254	261
4.311% due 08/25/2062 þ		452	456
6.500% due 07/26/2036 ^		428	186
Debussy DTC PLC 5.930% due 07/12/2025 (o)	GBP	3,770	4,698
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.298% due 02/25/2047 •(o)		$456	313
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.250% due 07/25/2036 ^~		55	54
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 5.500% due 09/25/2033		88	91
Downey Savings & Loan Association Mortgage Loan Trust 0.336% due 04/19/2047 ^•		262	234
European Residential Loan Securitisation DAC
1.974% due 03/24/2063 •	EUR	200	228
2.974% due 03/24/2063 •		300	342
Eurosail PLC
1.660% due 09/13/2045 •	GBP	1,638	1,954
2.310% due 09/13/2045 •		1,186	1,385
3.910% due 09/13/2045 •		1,017	1,304
Finsbury Square PLC 0.000% due 06/16/2070 •		2,000	2,648
First Horizon Alternative Mortgage Securities Trust
2.778% due 08/25/2035 ^~		$23	4
3.179% due 11/25/2036 ^~		735	609
3.231% due 02/25/2036 ~		46	38
3.238% due 05/25/2036 ^~		883	815
6.250% due 11/25/2036 ^		73	44
First Horizon Mortgage Pass-Through Trust
3.272% due 07/25/2037 ^~		20	15
3.953% due 01/25/2037 ^~		331	240
GCAT LLC 3.721% due 06/25/2025 þ		7,487	7,504
GE Commercial Mortgage Corp. Trust 5.606% due 12/10/2049 ~		619	341
GMAC Mortgage Corp. Loan Trust 3.476% due 07/19/2035 ~		29	28
GreenPoint Mortgage Funding Trust 0.328% due 01/25/2037 •(o)		759	699
GS Mortgage Securities Corp. Trust
2.252% due 07/15/2032 •(o)		6,000	5,883
4.744% due 10/10/2032 ~		3,000	2,698
GS Mortgage Securities Trust 1.183% due 08/10/2043 ~(a)		2,989	36
GSR Mortgage Loan Trust
0.598% due 07/25/2037 ^•		295	73
3.783% due 01/25/2036 ^~		557	555
3.864% due 12/25/2034 ~		17	17
6.000% due 09/25/2034		242	259
HarborView Mortgage Loan Trust
0.346% due 02/19/2046 •(o)		1,191	1,146
0.366% due 11/19/2036 •(o)		1,838	1,629
0.716% due 06/19/2034 •		136	136
0.796% due 01/19/2035 •		173	161
3.791% due 08/19/2036 ^~		118	109
HomeBanc Mortgage Trust 0.398% due 03/25/2035 •		160	141
IM Pastor Fondo de Titulizacion de Activos 0.000% due 03/22/2044 •	EUR	461	492
Impac CMB Trust 0.668% due 11/25/2035 ^•		$210	189
IndyMac Mortgage Loan Trust
0.608% due 04/25/2035 •		110	98

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2020 (Unaudited)

0.948% due 08/25/2034 •		143	129
1.008% due 09/25/2034 •		299	285
3.015% due 06/25/2037 ^~		216	199
3.398% due 05/25/2037 ^~		2,487	2,308
3.464% due 11/25/2036 ^~		761	751
3.699% due 12/25/2036 ^~		718	654
Jackson Park Trust 3.242% due 10/14/2039 ~(o)		3,900	3,722
JPMorgan Alternative Loan Trust
3.581% due 05/25/2036 ^~		260	200
5.500% due 11/25/2036 ^~		8	5
JPMorgan Mortgage Trust
3.382% due 10/25/2036 ^~		23	20
3.592% due 05/25/2036 ^~		334	300
3.683% due 07/25/2035 ~		47	47
6.000% due 08/25/2037 ^		447	329
Lehman Mortgage Trust
5.954% due 04/25/2036 ^~		231	204
6.000% due 05/25/2037 ^		840	851
MASTR Adjustable Rate Mortgages Trust
1.759% due 01/25/2047 ^•		258	455
3.120% due 10/25/2034 ~		351	317
Morgan Stanley Capital, Inc. 6.340% due 07/15/2030 ~		4,138	4,202
Morgan Stanley Mortgage Loan Trust
0.458% due 01/25/2035 •		493	522
3.243% due 07/25/2035 ^~		985	907
3.530% due 01/25/2035 ^~		206	161
5.750% due 12/25/2035 ^		277	242
6.000% due 08/25/2037 ^		190	128
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060		489	475
Mortgage Funding PLC 3.260% due 03/13/2046 •	GBP	1,000	1,297
Motel 6 Trust 7.079% due 08/15/2024 •		$3,158	2,632
Prime Mortgage Trust
0.498% due 06/25/2036 ^•		2,721	1,674
7.000% due 07/25/2034		120	117
Regal Trust 2.255% due 09/29/2031 •		1	1
Residential Accredit Loans, Inc. Trust
0.358% due 06/25/2037 •		1,258	1,070
5.500% due 04/25/2037		73	69
6.000% due 08/25/2035 ^		444	446
6.000% due 01/25/2037 ^		351	343
Residential Asset Securitization Trust
6.000% due 03/25/2037 ^		402	237
6.000% due 07/25/2037 ^(o)		6,552	3,827
Residential Funding Mortgage Securities, Inc. Trust
4.999% due 07/27/2037 ^~		147	122
6.000% due 06/25/2037 ^		261	258
Sequoia Mortgage Trust 3.640% due 01/20/2038 ^~		161	144
Structured Adjustable Rate Mortgage Loan Trust 3.556% due 01/25/2036 ^~		807	570
Structured Asset Mortgage Investments Trust
0.358% due 08/25/2036 ^•(o)		1,597	1,521
0.608% due 05/25/2045 •		100	97
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.269% due 01/25/2034 ~		172	174
TBW Mortgage-Backed Trust 6.000% due 07/25/2036 ^		257	169
TDA Mixto Fondo de Titulizacion de Activos 0.000% due 12/28/2050 •	EUR	3,600	3,496
WaMu Mortgage Pass-Through Certificates Trust
0.688% due 07/25/2045 •		$204	190
2.182% due 07/25/2046 •(o)		1,608	1,501
2.965% due 07/25/2037 ^~(o)		1,528	1,191
3.133% due 06/25/2037 ^~		1,000	932
3.171% due 07/25/2037 ^~		787	753
3.194% due 11/25/2036 ^~		184	174
3.233% due 03/25/2037 ^~		354	324
3.520% due 03/25/2033 ~		45	45
Washington Mutual Mortgage Pass-Through Certificates Trust
1.869% due 10/25/2046 ^•(o)		368	322
3.725% due 06/25/2033 ~		67	66
Wells Fargo Mortgage-Backed Securities Trust
2.941% due 10/25/2036 ^~		9	9
3.082% due 09/25/2036 ^~		8	7

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2020 (Unaudited)

Worldwide Plaza Trust 3.715% due 11/10/2036 ~(o)		2,000	2,028
Total Non-Agency Mortgage-Backed Securities (Cost $147,616)			150,014
ASSET-BACKED SECURITIES 27.2%
Acacia CDO 5 Ltd. 1.298% due 11/08/2039 •		9,100	4,600
Access Financial Manufactured Housing Contract Trust 7.650% due 05/15/2021		200	8
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.873% due 05/25/2034 •		154	153
2.998% due 08/25/2032 •		582	582
Asset-Backed Funding Certificates Trust
0.298% due 10/25/2036 •(o)		4,278	4,154
0.708% due 10/25/2033 •		167	151
0.808% due 03/25/2035 •(o)		4,431	4,282
Bear Stearns Asset-Backed Securities Trust
0.500% due 09/25/2034 •		374	360
3.444% due 07/25/2036 ~		338	334
Bombardier Capital Mortgage Securitization Corp. 7.830% due 06/15/2030 ~		3,549	1,112
Cardiff Auto Receivables Securitisation 2.306% due 09/16/2025 •	GBP	500	634
Conseco Finance Corp.
6.220% due 03/01/2030		$21	21
6.530% due 02/01/2031 ~		792	782
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031 þ		566	612
7.960% due 05/01/2031		1,537	792
8.060% due 09/01/2029 ~		2,917	1,070
9.163% due 03/01/2033 ~		2,428	2,304
Countrywide Asset-Backed Certificates
0.288% due 06/25/2035 •(o)		6,442	5,932
0.488% due 12/25/2036 ^•		381	266
1.423% due 02/25/2035 •(o)		753	755
Countrywide Asset-Backed Certificates Trust 4.693% due 10/25/2035 ~		1	1
Countrywide Asset-Backed Certificates Trust, Inc. 0.928% due 11/25/2034 •		210	201
Crecera Americas LLC 5.563% due 08/31/2021 «•		5,406	5,400
Credit Suisse First Boston Mortgage Securities Corp. 1.198% due 02/25/2031 •		697	680
Credit-Based Asset Servicing & Securitization CBO Corp. 0.500% due 09/06/2041 •		7,846	416
Credit-Based Asset Servicing & Securitization LLC 1.468% due 12/25/2035 •		1,377	1,335
ECAF Ltd. 3.473% due 06/15/2040		2,199	2,038
Euromax ABS PLC 0.000% due 11/10/2095 •	EUR	4,753	5,212
FBR Securitization Trust 0.828% due 10/25/2035 •		$73	72
Greenpoint Manufactured Housing 8.300% due 10/15/2026 ~		181	188
GSAMP Trust 0.288% due 12/25/2036 •		987	617
Home Equity Loan Trust 0.488% due 04/25/2037 •(o)		8,700	6,889
Home Equity Mortgage Loan Asset-Backed Trust
0.388% due 04/25/2037 •(o)		12,529	9,343
0.468% due 04/25/2037 •(o)		3,804	3,429
JPMorgan Mortgage Acquisition Trust
0.228% due 08/25/2036 •		7	4
0.338% due 03/25/2047 •		1,525	1,489
KGS-Alpha SBA COOF Trust 1.137% due 04/25/2038 «~(a)		557	15
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042 (o)		4,085	3,693
Lehman ABS Mortgage Loan Trust 0.238% due 06/25/2037 •(o)		4,771	3,754
Long Beach Mortgage Loan Trust
0.338% due 02/25/2036 •(o)		2,643	2,262
0.418% due 05/25/2046 •(o)		3,092	1,489
0.853% due 11/25/2035 •(o)		3,916	3,480
Marlette Funding Trust
0.000% due 09/17/2029 «(h)		3	742
0.000% due 03/15/2030 «(h)		1	273
Morgan Stanley ABS Capital, Inc. Trust 1.183% due 01/25/2035 •		507	353
Morgan Stanley Capital, Inc. Trust 0.328% due 03/25/2036 •		14	12
Morgan Stanley Dean Witter Capital, Inc. Trust 1.573% due 02/25/2033 •		79	79

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2020 (Unaudited)

National Collegiate Commutation Trust 0.000% due 03/25/2038 •		10,400	3,011
NovaStar Mortgage Funding Trust 0.318% due 11/25/2036 •		1,283	586
Oakwood Mortgage Investors, Inc. 0.382% due 06/15/2032 •		9	9
Option One Mortgage Loan Trust
0.288% due 01/25/2037 •		357	267
5.662% due 01/25/2037 ^þ		5	5
Origen Manufactured Housing Contract Trust 8.150% due 03/15/2032 þ		524	537
Ownit Mortgage Loan Trust 3.081% due 10/25/2035 þ		1,949	1,357
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 2.023% due 10/25/2034 •(o)		1,161	1,128
Pretium Mortgage Credit Partners LLC 2.858% due 05/27/2059 þ		821	819
Putnam Structured Product Funding Ltd. 1.584% due 10/15/2038 •		1,200	900
Residential Asset Mortgage Products Trust 1.273% due 08/25/2033 •		657	648
Saxon Asset Securities Trust 1.123% due 12/26/2034 •		629	579
Securitized Asset-Backed Receivables LLC Trust
0.378% due 02/25/2037 ^•		279	170
0.823% due 01/25/2035 •		9	8
SLM Student Loan Trust 0.000% due 01/25/2042 «(h)		2	1,016
SMB Private Education Loan Trust 0.000% due 10/15/2048 «(h)		1	537
SoFi Professional Loan Program LLC
0.000% due 01/25/2039 (h)		2,540	510
0.000% due 09/25/2040 (a)(h)		1,094	378
Soloso CDO Ltd. 0.596% due 10/07/2037 •		1,300	1,024
South Coast Funding Ltd. 0.536% due 01/06/2041 •		37,055	9,132
Specialty Underwriting & Residential Finance Trust 0.298% due 06/25/2037 •(o)		4,207	2,917
Structured Asset Investment Loan Trust 0.588% due 01/25/2036 •(o)		4,727	4,513
Structured Asset Securities Corp. Mortgage Loan Trust 0.448% due 06/25/2035 •		162	161
Talon Funding Ltd. 0.740% due 06/05/2035 •		721	153
Towd Point Mortgage Trust 5.500% due 11/25/2058 ~(o)		3,300	3,486
UCFC Home Equity Loan Trust 7.750% due 04/15/2030 ~		576	598
Total Asset-Backed Securities (Cost $115,143)			116,819
SOVEREIGN ISSUES 7.2%
Argentina Government International Bond
1.000% due 08/05/2021 (j)	ARS	40,102	272
2.500% due 07/22/2021 (j)		12,659	87
15.500% due 10/17/2026		35,520	103
29.406% (BADLARPP + 0.000%) due 10/04/2022 ~		36	0
31.641% (BADLARPP + 2.000%) due 04/03/2022 ~		40,232	270
Argentine Republic Government International Bond
0.125% due 07/09/2030 þ		$115	48
0.125% due 07/09/2035 þ		115	43
0.125% due 01/09/2038 þ		8,043	3,448
0.125% due 07/09/2041 þ		3,770	1,503
0.125% due 07/09/2046 þ		115	44
1.000% due 07/09/2029		488	223
Autonomous City of Buenos Aires Argentina
32.858% (BADLARPP + 3.250%) due 03/29/2024 ~(o)	ARS	113,639	703
34.633% (BADLARPP + 5.000%) due 01/23/2022 ~(o)		57,930	392
Dominican Republic International Bond
4.875% due 09/23/2032		$1,400	1,396
5.875% due 01/30/2060		1,400	1,330
8.900% due 02/15/2023	DOP	16,000	278
9.750% due 06/05/2026		9,100	165
10.250% due 01/11/2024		33,700	609
10.500% due 04/07/2023		123,000	2,234
11.500% due 05/10/2024		34,100	640
Ghana Government International Bond
6.375% due 02/11/2027 (o)		$475	429
7.875% due 02/11/2035 (o)		570	483
Mexico Government International Bond
4.750% due 04/27/2032 (o)		900	1,019
5.000% due 04/27/2051 (o)		800	896
Peru Government International Bond
5.400% due 08/12/2034	PEN	9	3
5.940% due 02/12/2029 (o)		2,457	802

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2020 (Unaudited)

5.940% due 02/12/2029		37	12
6.150% due 08/12/2032		1,364	434
6.350% due 08/12/2028 (o)		3,215	1,076
6.900% due 08/12/2037		40	13
6.950% due 08/12/2031		744	253
8.200% due 08/12/2026		250	92
8.200% due 08/12/2026 (o)		1,824	672
Provincia de Buenos Aires
33.378% due 04/12/2025 (o)	ARS	241,565	1,425
33.378% due 04/12/2025		8,630	51
33.497% due 05/31/2022		12,206	73
South Africa Government International Bond
4.850% due 09/30/2029 (o)		$800	765
5.750% due 09/30/2049 (o)		800	681
Turkey Government International Bond
3.250% due 06/14/2025	EUR	100	108
4.250% due 03/13/2025 (o)		$1,100	1,015
4.625% due 03/31/2025 (o)	EUR	1,100	1,262
5.200% due 02/16/2026 (o)		400	462
5.250% due 03/13/2030 (o)		$900	804
5.600% due 11/14/2024 (o)		1,900	1,847
7.625% due 04/26/2029 (o)		1,500	1,548
Ukraine Government International Bond 4.375% due 01/27/2030 (o)	EUR	955	917
Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		$165	13
8.250% due 10/13/2024 ^(e)		19	2
9.250% due 09/15/2027 ^(e)		198	16
Total Sovereign Issues (Cost $39,655)			30,961
		SHARES
COMMON STOCKS 2.5%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (f)		363,781	364
iHeartMedia, Inc. «(f)		272	2
iHeartMedia, Inc. 'A' (f)		20,232	164
			530
ENERGY 0.0%
Dommo Energia S.A. (f)(m)		27,283	5
Dommo Energia S.A. «(f)(m)		345,089	57
Dommo Energia S.A. SP - ADR (f)		1,108	2
Forbes Energy Services Ltd. (f)(m)		29,625	3
			67
FINANCIALS 1.3%
Associated Materials Group, Inc «(f)(m)		894,945	5,683
INDUSTRIALS 0.8%
McDermott International Ltd. (f)		180,730	434
Neiman Marcus Group Ltd. LLC «(f)(m)		48,519	3,010
Sierra Hamilton Holder LLC «(f)(m)		200,912	0
Westmoreland Mining Holdings LLC «(f)(m)		90	1
			3,445
UTILITIES 0.3%
Eneva S.A. (f)(m)		14,103	121
TexGen Power LLC «		33,708	1,146
			1,267
Total Common Stocks (Cost $13,804)			10,992
WARRANTS 1.4%
COMMUNICATION SERVICES 0.2%
iHeartMedia, Inc. - Exp. 05/01/2039 «		131,768	937
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «		279,000	0
INFORMATION TECHNOLOGY 1.2%
Windstream Services LLC - Exp. 03/24/2021 «		373,472	5,094

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2020 (Unaudited)

Total Warrants (Cost $5,951)			6,031
PREFERRED SECURITIES 3.9%
BANKING & FINANCE 2.5%
AGFC Capital Trust 2.025% (US0003M + 1.750%) due 01/15/2067 ~(o)		2,300,000	809
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(k)(l)		200,000	243
Charles Schwab Corp. 5.375% due 06/01/2025 •(k)		400,000	434
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (i)(k)(o)		6,694,700	9,373
			10,859
INDUSTRIALS 1.4%
General Electric Co. 5.000% due 01/21/2021 •(k)		174,000	139
Sequa Corp. (12.000% PIK) 12.000% « (d)		7,104	5,872
			6,011
Total Preferred Securities (Cost $16,324)			16,870
REAL ESTATE INVESTMENT TRUSTS 2.3%
REAL ESTATE 2.3%
Uniti Group, Inc.		182,023	1,918
VICI Properties, Inc.		340,104	7,948
Total Real Estate Investment Trusts (Cost $6,128)			9,866
SHORT-TERM INSTRUMENTS 10.1%
REPURCHASE AGREEMENTS (n) 9.0%			38,586
		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 1.100% due 04/17/2021 (j)	ARS	18,128	123
ARGENTINA TREASURY BILLS 0.3%
28.231% due 10/13/2020 - 01/29/2021 (g)(h)		185,718	1,202
U.S. TREASURY BILLS 0.8%
0.106% due 10/08/2020 - 12/10/2020 (g)(h)(q)(s)		$3,376	3,376
Total Short-Term Instruments (Cost $43,577)			43,287
Total Investments in Securities (Cost $791,866)			785,429
Total Investments 182.7% (Cost $791,866)			$785,429
Financial Derivative Instruments (p)(r) (0.1)%(Cost or Premiums, net $(5,769))			(411)
Other Assets and Liabilities, net (82.6)%			(355,018)
Net Assets 100.0%			$430,000

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^						Security is in default.
«						Security valued using significant unobservable inputs (Level 3).
µ						All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ						Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)						Security is an Interest Only ("IO") or IO Strip.
(b)						Principal only security.
(c)						When-issued security.
(d)						Payment in-kind security.
(e)						Security is not accruing income as of the date of this report.
(f)						Security did not produce income within the last twelve months.
(g)						Coupon represents a weighted average yield to maturity.
(h)						Zero coupon security.
(i)						Security becomes interest bearing at a future date.
(j)						Principal amount of security is adjusted for inflation.
(k)						Perpetual maturity; date shown, if applicable, represents next contractual call date.
(l)						Contingent convertible security.
(m)						RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Associated Materials Group, Inc					08/24/2020	$5,683	$5,683	1.32%
Churchill Capital Corp. 6.000% due 09/30/2027					07/10/2020	3,023	2,955	0.69
Dommo Energia S.A.					12/21/2017 - 12/03/2019	78	62	0.01
Eneva S.A.					12/21/2017	65	121	0.03
Forbes Energy Services Ltd.					03/11/2014 – 07/31/2014	1,469	3	0.00
General Motors Co. 6.800% due 10/01/2027					05/07/2020	200	244	0.06
Neiman Marcus Group Ltd. LLC					09/25/2020	1,562	3,010	0.70
Otterham Property Finance Designated Activity Co. 3.000% due 09/03/2026					09/26/2019	9,650	10,084	2.35
Pinnacol Assurance 8.625% due 06/25/2034					06/23/2014	2,900	3,200	0.74
Sierra Hamilton Holder LLC					07/31/2017	51	0	0.00
Westmoreland Mining Holdings LLC					03/26/2019	0	1	0.00
						$24,681	$25,363	5.90%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(n)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.000%	09/30/2020	10/01/2020	$1,886	U.S. Treasury Inflation Protected Securities 0.625% due 07/15/2021	$(1,924)	$1,886	$1,886
RDR	0.100	09/30/2020	10/01/2020	36,700	U.S. Treasury Notes 1.500% due 08/15/2026	(37,437)	36,700	36,700
Total Repurchase Agreements						$(39,361)	$38,586	$38,586

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2020 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	0.973%	09/18/2020	03/17/2021		$(1,593)	$(1,593)
	1.203	09/03/2020	03/04/2021		(4,365)	(4,369)
	1.247	08/26/2020	02/26/2021		(5,574)	(5,581)
	1.403	09/03/2020	03/04/2021		(2,437)	(2,439)
BPS	(0.250)	09/08/2020	12/08/2020	EUR	(2,155)	(2,526)
	(0.250)	09/17/2020	12/08/2020		(98)	(115)
	0.050	09/08/2020	12/08/2020		(788)	(924)
	0.380	09/30/2020	11/02/2020		$(206)	(206)
	0.400	09/15/2020	10/20/2020		(1,715)	(1,715)
	0.420	08/28/2020	11/30/2020	GBP	(978)	(1,263)
	0.430	09/08/2020	12/08/2020		(2,091)	(2,699)
	0.450	09/28/2020	01/28/2021		(1,010)	(1,303)
	0.520	09/08/2020	12/07/2020		$(380)	(380)
	0.520	09/09/2020	12/08/2020		(2,697)	(2,697)
	0.530	07/06/2020	10/06/2020	GBP	(464)	(599)
	0.550	07/08/2020	10/08/2020		(4,497)	(5,810)
	0.580	09/15/2020	10/20/2020		$(1,651)	(1,651)
	0.700	09/15/2020	10/20/2020		(1,925)	(1,925)
	0.700	09/18/2020	10/23/2020		(792)	(793)
	0.750	09/28/2020	10/30/2020		(496)	(496)
	0.750	09/30/2020	11/02/2020		(300)	(300)
	0.800	09/22/2020	10/27/2020		(2,195)	(2,196)
	0.800	09/30/2020	11/02/2020		(1,041)	(1,041)
	0.850	09/15/2020	10/20/2020		(1,133)	(1,134)
	0.900	09/02/2020	10/07/2020		(322)	(322)
	0.950	09/02/2020	10/07/2020		(1,315)	(1,316)
	1.000	08/04/2020	TBD(3)		(374)	(374)
	1.553	08/19/2020	11/23/2020		(976)	(978)
	1.570	08/17/2020	11/20/2020		(5,024)	(5,034)
BRC	0.500	03/25/2020	TBD(3)		(107)	(107)
	0.650	07/30/2020	02/01/2021		(4,054)	(4,059)
	0.850	08/06/2020	TBD(3)		(1,358)	(1,360)
	0.880	08/25/2020	02/22/2021		(4,163)	(4,167)
	0.950	08/06/2020	TBD(3)		(740)	(741)
BYR	1.404	07/13/2020	03/31/2021		(1,864)	(1,870)
	1.404	09/30/2020	03/31/2021		(7,897)	(7,898)
	1.409	07/06/2020	03/31/2021		(7,277)	(7,302)
CDC	0.370	09/28/2020	11/02/2020		(1,345)	(1,345)
	0.400	08/05/2020	TBD(3)		(2,508)	(2,510)
	0.400	09/14/2020	11/13/2020		(1,610)	(1,610)
	0.450	08/21/2020	10/23/2020		(2,769)	(2,770)
	0.700	09/09/2020	11/12/2020		(3,921)	(3,923)
	0.750	08/21/2020	10/23/2020		(1,453)	(1,455)
	0.850	09/15/2020	03/15/2021		(2,300)	(2,301)
CEW	0.800	09/10/2020	12/09/2020		(4,919)	(4,922)
	0.801	09/09/2020	12/08/2020		(1,498)	(1,499)
	0.846	08/31/2020	12/02/2020		(1,620)	(1,622)
	0.888	09/09/2020	03/08/2021		(3,809)	(3,811)
	0.888	09/17/2020	03/08/2021		(234)	(234)
CFR	0.750	07/30/2020	10/30/2020		(809)	(810)
CIB	0.700	09/29/2020	11/02/2020		(742)	(742)
CSG	0.550	09/21/2020	10/26/2020		(2,984)	(2,985)
	0.650	08/28/2020	TBD(3)		(1,114)	(1,115)
	0.650	09/30/2020	TBD(3)		(401)	(401)
	0.700	09/04/2020	10/09/2020		(610)	(610)
	0.900	08/27/2020	TBD(3)		(2,607)	(2,609)
DBL	0.200	07/23/2020	10/23/2020	EUR	(946)	(1,109)
	0.250	07/23/2020	10/23/2020		(408)	(478)
DEU	1.550	05/15/2020	11/16/2020		$(2,975)	(2,993)
FOB	0.350	09/21/2020	10/26/2020		(5,516)	(5,517)
	0.450	09/25/2020	TBD(3)		(3,712)	(3,713)
	0.500	08/20/2020	11/18/2020		(411)	(411)
	0.900	08/27/2020	TBD(3)		(124)	(124)
	0.950	08/05/2020	TBD(3)		(798)	(799)
GSC	0.750	09/16/2020	10/19/2020		(1,343)	(1,344)
JML	(0.100)	07/14/2020	10/14/2020	EUR	(212)	(248)
	0.100	07/17/2020	10/16/2020		(169)	(198)
	0.450	07/08/2020	10/08/2020	GBP	(1,836)	(2,372)
	0.450	07/14/2020	10/14/2020		(3,237)	(4,180)
	0.450	07/15/2020	10/15/2020		(1,561)	(2,016)
	0.450	07/17/2020	10/16/2020		(149)	(193)
	0.600	09/14/2020	10/05/2020		$(2,321)	(2,322)
	0.800	08/05/2020	TBD(3)		(524)	(525)
	1.150	09/09/2020	10/05/2020		(3,789)	(3,792)
MBC	(0.300)	09/14/2020	10/14/2020	EUR	(6,297)	(7,382)
	1.240	09/23/2020	11/23/2020		$(5,529)	(5,530)
	1.260	09/23/2020	11/23/2020		(2,904)	(2,905)
	1.280	09/23/2020	11/23/2020		(2,064)	(2,065)

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2020 (Unaudited)

	1.370	09/04/2020	12/04/2020		(4,484)	(4,489)
MEI	0.800	08/28/2020	TBD(3)		(561)	(562)
MSB	1.418	08/19/2020	11/17/2020		(6,271)	(6,281)
MSC	0.876	09/21/2020	03/22/2021		(727)	(727)
NOM	0.750	08/27/2020	TBD(3)		(400)	(400)
RTA	0.966	07/31/2020	02/01/2021		(407)	(408)
	1.606	08/04/2020	02/04/2021		(3,234)	(3,242)
SAL	1.303	08/10/2020	11/13/2020		(1,443)	(1,446)
	1.407	08/27/2020	02/23/2021		(14,535)	(14,555)
	1.554	08/13/2020	11/16/2020		(2,983)	(2,989)
SCX	0.500	08/05/2020	TBD(3)		(1,868)	(1,869)
	0.600	09/14/2020	10/16/2020		(2,539)	(2,540)
	0.750	09/02/2020	12/03/2020		(1,394)	(1,395)
	0.850	09/14/2020	10/16/2020		(1,288)	(1,289)
SOG	0.420	09/18/2020	10/23/2020		(1,180)	(1,180)
	0.420	09/21/2020	10/26/2020		(5,360)	(5,360)
	0.430	09/16/2020	10/19/2020		(8,056)	(8,057)
	0.450	08/05/2020	TBD(3)		(2,741)	(2,743)
	0.450	08/11/2020	TBD(3)		(439)	(439)
	0.620	09/30/2020	10/30/2020		(1,675)	(1,675)
	0.620	10/01/2020	11/03/2020		(1,465)	(1,465)
	0.620	10/02/2020	11/04/2020		(2,255)	(2,255)
	0.650	09/21/2020	10/26/2020		(4,948)	(4,948)
	0.650	09/22/2020	10/23/2020		(12,865)	(12,868)
	0.650	09/22/2020	10/27/2020		(2,923)	(2,924)
	0.700	07/22/2020	TBD(3)		(1,605)	(1,607)
	0.700	08/05/2020	TBD(3)		(3,554)	(3,558)
	0.700	08/27/2020	10/01/2020		(1,494)	(1,495)
	0.700	08/28/2020	10/02/2020		(2,300)	(2,302)
	0.700	09/25/2020	TBD(3)		(9,804)	(9,805)
	0.820	09/09/2020	12/08/2020		(3,205)	(3,207)
	0.830	08/20/2020	10/22/2020		(2,616)	(2,619)
	0.870	09/15/2020	03/16/2021		(422)	(422)
	0.870	09/16/2020	03/17/2021		(4,940)	(4,942)
	0.900	08/05/2020	11/05/2020		(759)	(760)
	0.900	09/17/2020	11/05/2020		(991)	(991)
	0.950	07/30/2020	02/01/2021		(2,418)	(2,422)
	1.745	07/29/2020	10/28/2020		(2,144)	(2,150)
TDM	0.380	08/27/2020	TBD(3)		(1,251)	(1,252)
	0.380	09/09/2020	TBD(3)		(2,271)	(2,272)
UBS	0.030	09/14/2020	10/14/2020	EUR	(923)	(1,082)
	0.450	09/08/2020	12/07/2020		$(653)	(653)
	0.500	07/28/2020	TBD(3)		(7,054)	(7,060)
	0.550	09/24/2020	10/30/2020	GBP	(4,899)	(6,322)
	0.650	08/28/2020	TBD(3)		$(2,873)	(2,874)
	0.700	09/15/2020	10/15/2020		(4,881)	(4,882)
	0.700	09/18/2020	10/20/2020		(4,389)	(4,390)
	0.700	09/25/2020	10/27/2020		(2,458)	(2,458)
	0.700	09/30/2020	10/20/2020		(963)	(963)
	0.800	09/09/2020	12/08/2020		(659)	(659)
	1.000	07/17/2020	10/15/2020		(2,505)	(2,510)
	1.250	07/17/2020	10/15/2020		(835)	(838)
	1.368	08/17/2020	11/17/2020	GBP	(2,457)	(3,175)
	1.408	08/28/2020	02/24/2021		$(5,916)	(5,924)
	1.625	07/24/2020	01/20/2021		(5,915)	(5,933)
Total Reverse Repurchase Agreements						$(342,406)
SHORT SALES:
Description		Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.0)%
Uniform Mortgage-Backed Security, TBA		2.500%	10/01/2050	$1,000	$(1,049)	$(1,049)
Uniform Mortgage-Backed Security, TBA		3.000	11/01/2050	2,900	(3,042)	(3,039)
Total Short Sales (1.0)%					$(4,091)	$(4,088)
(o)					Securities with an aggregate market value of $408,304 and cash of $3,698 have been pledged as collateral under the terms of master agreements as of September 30, 2020.
(1)					Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2020 was $(305,742) at a weighted average interest rate of 1.045%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)					Open maturity reverse repurchase agreement.
(p)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Boeing Co.	1.000%	Quarterly	12/20/2021	2.810%		$1,000	$(25)	$4	$(21)	$1	$0
Bombardier, Inc.	5.000	Quarterly	06/20/2024	14.785		800	(2)	(193)	(195)	3	0
Bombardier, Inc.	5.000	Quarterly	12/20/2024	14.848		300	(1)	(78)	(79)	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	5.037	EUR	1,000	(151)	(41)	(192)	0	(5)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	5.156		1,500	(313)	(8)	(321)	0	(6)
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	0.497		$1,000	22	35	57	0	(1)
							$(470)	$(281)	$(751)	$5	$(12)
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	Semi-Annual	06/19/2024	CAD	13,300	$618	$435	$1,053	$0	$(5)
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044		4,400	(154)	(1,280)	(1,434)	10	0
Pay	3-Month USD-LIBOR	2.860	Semi-Annual	04/26/2023		$8,700	(24)	715	691	0	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2023		1,700	(34)	(6)	(40)	0	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		35,800	(332)	3,487	3,155	0	(5)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		22,000	(1,596)	3,170	1,574	0	(38)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		9,100	152	1,204	1,356	0	(19)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		52,200	(3,333)	10,375	7,042	0	(106)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		21,300	1,691	2,821	4,512	0	(50)
Receive(5)	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		500	(20)	8	(12)	1	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		1,200	(9)	(265)	(274)	17	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		2,800	(8)	(809)	(817)	40	0
Receive(5)	3-Month USD-LIBOR	1.150	Semi-Annual	12/11/2050		2,400	(26)	25	(1)	33	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	5,200	129	474	603	0	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	10,100	185	(302)	(117)	0	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		2,900	(94)	(454)	(548)	2	0
Receive	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030	GBP	6,550	68	(377)	(309)	13	0
Receive	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050		3,300	69	(301)	(232)	19	0
							$(2,718)	$18,920	$16,202	$135	$(223)
Total Swap Agreements							$(3,188)	$18,639	$15,451	$140	$(235)
(q)	Securities with an aggregate market value of $600 and cash of $7,081have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(r)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2020 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BPS	10/2020	EUR	622	$740	$11	$0
10/2020	$410	CLP	315,134	0	(9)
10/2020	6,880	EUR	5,807	5	(77)
10/2020	932	RUB	66,519	0	(77)
BRC	12/2020	1,184	MXN	26,190	0	(9)
CBK	10/2020	GBP	19,766	$26,132	627	0
10/2020	$2,201	RUB	158,345	0	(166)
11/2020	PEN	1,986	$558	7	0
02/2021	$1,241	MXN	28,496	29	0
GLM	10/2020	DOP	171,343	$2,901	0	(26)
10/2020	$649	RUB	46,812	0	(47)
11/2020	DOP	65,428	$1,108	0	(8)
11/2020	$538	RUB	39,835	0	(27)
HUS	10/2020	EUR	1,700	$2,017	24	0
10/2020	MXN	72,746	3,399	117	0
10/2020	$22,036	GBP	17,129	66	0
11/2020	GBP	17,129	$22,040	0	(67)
03/2021	$3,345	MXN	72,746	0	(114)
JPM	10/2020	EUR	471	$557	5	0
10/2020	$3,198	MXN	72,746	85	0
MYI	10/2020	BRL	1,136	$203	0	0
10/2020	$201	BRL	1,136	1	0
NGF	12/2020	2,093	INR	157,375	24	0
SCX	10/2020	EUR	27,775	$33,239	675	0
10/2020	$237	EUR	198	0	(5)
10/2020	819	GBP	643	11	0
11/2020	EUR	24,563	$28,823	5	0
11/2020	$644	GBP	502	3	0
12/2020	2,058	IDR	30,466,682	0	(24)
SOG	11/2020	511	RUB	38,053	0	(24)
SSB	10/2020	204	BRL	1,136	0	(1)
10/2020	2,649	GBP	1,994	0	(76)
11/2020	BRL	1,136	$203	1	0
TOR	10/2020	CAD	289	221	4	0
UAG	11/2020	$739	RUB	55,009	0	(34)
Total Forward Foreign Currency Contracts	$1,700	$(791)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Teva Pharmaceutical Finance Co. BV	1.000%	Quarterly	06/20/2022	2.986%	$100	$(5)	$2	$0	$(3)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	ABX.HE.AA.6-1 Index	0.320%	Monthly	07/25/2045	$10,355	$(2,061)	$1,184	$0	$(877)
ABX.HE.PENAAA.7-1 Index	0.090	Monthly	08/25/2037	2,660	(515)	170	0	(345)
$(2,576)	$1,354	$0	$(1,222)
Total Swap Agreements	$(2,581)	$1,356	$0	$(1,225)
(s)

Securities with an aggregate market value of $1,379 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2020.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2020 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$62,024	$24,773	$86,797
Corporate Bonds & Notes
Banking & Finance	0	75,000	3,200	78,200
Industrials	0	173,784	0	173,784
Utilities	0	36,999	0	36,999
Convertible Bonds & Notes
Utilities	0	2	0	2
Municipal Bonds & Notes
Illinois	0	225	0	225
Iowa	0	116	0	116
West Virginia	0	3,990	0	3,990
U.S. Government Agencies	0	20,476	0	20,476
Non-Agency Mortgage-Backed Securities	0	146,670	3,344	150,014
Asset-Backed Securities	0	108,836	7,983	116,819
Sovereign Issues	0	30,961	0	30,961
Common Stocks
Communication Services	528	0	2	530
Energy	8	2	57	67
Financials	0	0	5,683	5,683
Industrials	434	0	3,011	3,445
Utilities	121	0	1,146	1,267
Warrants
Communication Services	0	0	937	937
Information Technology	0	0	5,094	5,094
Preferred Securities
Banking & Finance	0	10,859	0	10,859
Industrials	0	139	5,872	6,011
Real Estate Investment Trusts
Real Estate	9,866	0	0	9,866
Short-Term Instruments
Repurchase Agreements	0	38,586	0	38,586
Short-Term Notes	0	123	0	123
Argentina Treasury Bills	0	1,202	0	1,202
U.S. Treasury Bills	0	3,376	0	3,376
Total Investments	$10,957	$713,370	$61,102	$785,429
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,088)	$0	$(4,088)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	140	0	140
Over the counter	0	1,700	0	1,700
$0	$1,840	$0	$1,840
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(235)	0	(235)
Over the counter	0	(2,016)	0	(2,016)
$0	$(2,251)	$0	$(2,251)
Total Financial Derivative Instruments	$0	$(411)	$0	$(411)
Totals	$10,957	$708,871	$61,102	$780,930

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2020:
Category and Subcategory	Beginning Balance at 06/30/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2020 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$33,462	$11,060	$(16,747)	$42	$(6,507)	$5,879	$0	$(2,416)	$24,773	$534
Corporate Bonds & Notes
Banking & Finance	3,223	0	0	0	0	(23)	0	0	3,200	(23)

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2020 (Unaudited)

Non-Agency Mortgage-Backed Securities	399	3,023	(12)	1	0	(67)	0	0	3,344	(68)
Asset-Backed Securities	2,842	0	0	(1)	0	(273)	5,415	0	7,983	(273)
Common Stocks
Communication Services	2	0	0	0	0	0	0	0	2	0
Energy	81	0	(1)	0	0	(23)	0	0	57	(23)
Financials	0	5,683	0	0	0	0	0	0	5,683	0
Industrials	672	1,562	0	0	0	1,446	0	(669)	3,011	1,446
Utilities	1,087	0	0	0	0	59	0	0	1,146	59
Real Estate	1,613							-1,613	0
Warrants
Communication Services	0	0	0	0	0	(163)	1,100	0	937	(163)
Information Technology	0	3,094	0	0	0	2,000	0	0	5,094	2,000
Preferred Securities
Industrials	5,162	154	0	0	0	556	0	0	5,872	556
Totals	$48,543	$24,576	$(16,760)	$42	$(6,507)	$9,391	$6,515	$(4,698)	$61,102	$4,045
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory		Ending Balance at 09/30/2020	Valuation Technique			Unobservable Inputs			Input Value(s) (% Unless Noted Otherwise)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments		$10,084	Discounted Cash Flow			Discount Rate			4.427	—
		10,400	Market Based Approach			Recovery Value			100.000	—
		12	Other Valuation Techniques(2)			—			—	—
		14	Proxy Pricing			Base Price			100.000	—
		4,263	Third Party Vendor			Broker Quote			80.000 - 99.250	81.146
Corporate Bonds & Notes
Banking & Finance		3,200	Reference Instrument			Option Adjusted Spread			666.300 bps	—
Non-Agency Mortgage-Backed Securities		389	Proxy Pricing			Base Price			1.500 - 96.625	90.931
		2,955	Reference Instrument			Volatility			30.000	—
Asset-Backed Securities		7,983	Proxy Pricing			Base Price			2.750 - 53,708.770	13,137.725
Common Stocks
Communication Services		2	Other Valuation Techniques(2)			—			—	—
Energy		57	Other Valuation Techniques(2)			—			—	—
Financials		5,683	Fundamental Valuation			Company Equity Value			$635,000,000.000	—
Industrials		3,011	Recent Transaction			Purchase Price			62.050	—
Utilities		1,146	Indicative Market Quotation			Broker Quote			$34.000	—
Warrants
Communication Services		937	Other Valuation Techniques(2)			—			—	—
Information Technology		5,094	Discounted Cash Flow			Yield			13.640	—
Preferred Securities
Industrials		5,872	Fundamental Valuation			Company Equity Value			$627,426,093.000	—
Total		$61,102
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to the Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the foreign (non-U.S.) security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Adviser’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market based valuation estimates fair value by projecting the company's market value, which may include unobservable inputs such as estimated recovery on assets. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Security may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2020, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOS	BofA Securities, Inc.	FOB	Credit Suisse Securities (USA) LLC	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International Inc.
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co. LLC	RDR	RBC Capital Markets LLC
BYR	The Bank of Nova Scotia - Toronto	GST	Goldman Sachs International	RTA	RBC (Barbados) Trading Bank Corp.
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
CDC	Natixis Securities Americas LLC	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
CEW	Canadian Imperial Bank of Commerce	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
CFR	Credit Suisse Securities (Europe) Ltd.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
CIB	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
CSG	Credit Suisse AG Cayman	MSB	Morgan Stanley Bank, N.A	TOR	The Toronto-Dominion Bank
DBL	Deutsche Bank AG London	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
ARS	Argentine Peso	DOP	Dominican Peso	MXN	Mexican Peso
AUD	Australian Dollar	EUR	Euro	PEN	Peruvian New Sol
BRL	Brazilian Real	GBP	British Pound	RUB	Russian Ruble
CAD	Canadian Dollar	IDR	Indonesian Rupiah	USD (or $)	United States Dollar
CLP	Chilean Peso	INR	Indian Rupee

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	LIBOR01M	1 Month USD-LIBOR	PRIME	Daily US Prime Rate
BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR03M	3 Month USD-LIBOR	US0003M	3 Month USD Swap Rate
EUR003M	3 Month EUR Swap Rate	PENAAA	Penultimate AAA Sub-Index

Other Abbreviations:
ABS	Asset-Backed Security	CBO	Collateralized Bond Obligation	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	CDO	Collateralized Debt Obligation	SP - ADR	Sponsored American Depositary Receipt
BABs	Build America Bonds	DAC	Designated Activity Company	TBA	To-Be-Announced
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding